Brown Advisory Sustainable Small-Cap Core Fund
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS - 91.4%	Shares	Value
Communication Services - 3.1%
Cable One, Inc.	2,438	$1,031,591
Nexstar Media Group, Inc. - Class A	7,608	1,310,782
		2,342,373

Consumer Discretionary - 8.7%
Bright Horizons Family Solutions, Inc.(a)	17,257	1,956,254
First Watch Restaurant Group, Inc.(a)	32,959	811,451
TopBuild Corp.(a)	4,538	2,000,032
Vista Outdoor, Inc.(a)	27,835	912,431
Wyndham Hotels & Resorts, Inc.	10,670	818,923
		6,499,091

Consumer Staples - 1.6%
TreeHouse Foods, Inc.(a)	31,559	1,229,223

Energy - 1.7%
ChampionX Corp.	34,491	1,237,882

Financials - 19.5%
Assurant, Inc.	6,294	1,184,783
Assured Guaranty Ltd.	18,949	1,653,301
AvidXchange Holdings, Inc.(a)	85,445	1,123,602
Bancorp, Inc.(a)	42,892	1,435,166
Eastern Bankshares, Inc.	89,712	1,236,231
MGIC Investment Corp.	82,939	1,854,517
NCR Atleos Corp.(a)	49,551	978,632
Pacific Premier Bancorp, Inc.	30,972	743,328
Primerica, Inc.	3,093	782,405
Prosperity Bancshares, Inc.	9,752	641,487
UMB Financial Corp.	6,660	579,353
WEX, Inc.(a)	6,501	1,544,183
WSFS Financial Corp.	18,489	834,593
		14,591,581

Health Care - 16.0%
Accolade, Inc.(a)	50,364	527,815
Ascendis Pharma A/S - ADR(a)	6,885	1,040,805
Blueprint Medicines Corp.(a)	8,465	802,990
Charles River Laboratories International, Inc.(a)	2,551	691,193
Cytokinetics, Inc.(a)	6,259	438,818
Encompass Health Corp.	16,931	1,398,163
HealthEquity, Inc.(a)	16,818	1,372,853
Immunome, Inc.(a)	12,537	309,413
Inari Medical, Inc.(a)	15,938	764,705
LifeStance Health Group, Inc.(a)	68,937	425,341
NeoGenomics, Inc.(a)	82,900	1,303,188
Neurocrine Biosciences, Inc.(a)	6,434	887,377
OrthoPediatrics Corp.(a)	17,473	509,513
Phreesia, Inc.(a)	43,027	1,029,636
SI-BONE, Inc.(a)	30,634	501,479
		12,003,289

Industrials - 21.9%
AZEK Co., Inc.(a)	37,180	1,867,180
Comfort Systems USA, Inc.	2,707	860,041
EnPro Industries, Inc.	8,917	1,504,922
Federal Signal Corp.	11,798	1,001,296
Kadant, Inc.	4,989	1,636,891
Mueller Water Products, Inc. - Class A	108,268	1,742,032
SiteOne Landscape Supply, Inc.(a)	3,138	547,738
SPX Technologies, Inc.(a)	21,220	2,612,818
Tennant Co.	13,387	1,627,993
Valmont Industries, Inc.	4,331	988,681
Woodward, Inc.	6,231	960,322
Zurn Elkay Water Solutions Corp.	32,869	1,100,125
		16,450,039

Information Technology - 14.1%
BlackLine, Inc.(a)	19,437	1,255,241
CTS Corp.	27,541	1,288,643
Dynatrace, Inc.(a)	14,019	651,042
Entegris, Inc.	3,612	507,630
Envestnet, Inc.(a)	11,865	687,102
Infinera Corp.(a)	149,489	901,419
Littelfuse, Inc.	3,048	738,683
NCR Voyix Corp.(a)	60,161	759,833
Onto Innovation, Inc.(a)	11,965	2,166,623
Power Integrations, Inc.	8,736	625,061
Workiva, Inc.(a)	12,077	1,024,130
		10,605,407

Materials - 3.4%
HB Fuller Co.	18,692	1,490,500
Ingevity Corp.(a)	22,213	1,059,560
		2,550,060

Real Estate - 1.4%
DigitalBridge Group, Inc.	55,218	1,064,051
TOTAL COMMON STOCKS (Cost $56,570,994)		68,572,996

REAL ESTATE INVESTMENT TRUSTS - 3.8%
Real Estate - 3.8%
EastGroup Properties, Inc.	6,411	1,152,505
Equity Commonwealth(a)	37,361	705,376
Essential Properties Realty Trust, Inc.	36,458	971,970
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,611,817)		2,829,851

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%
First American Government Obligations Fund - Class Z, 5.19%(b)	3,684,012	3,684,012
TOTAL SHORT-TERM INVESTMENTS (Cost $3,684,012)		3,684,012

TOTAL INVESTMENTS - 100.1% (Cost $62,866,823)		$75,086,859
Liabilities in Excess of Other Assets - (0.1)%		(89,616)
TOTAL NET ASSETS - 100.0%		$74,997,243

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Common Stocks	$68,572,996	$–	$–
Real Estate Investment Trusts	2,829,851	–	–
Money Market Funds	3,684,012	–	–

Total Investments	$75,086,859	$–	$–

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.